SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Service cost	$ 5,274	$ 4,979	$ 4,876
Interest cost	1,784	1,522	675
Actuarial (gain)/loss	287	1,344	(1,128)
Other
Net cost	$ 7,345	$ 7,845	$ 4,423